Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Beginning Balance	¥ 543,655	¥ 444,933	¥ 329,000
Acquisition of subsidiaries	0	103,136	115,848
Disposal	(11,585)	(4,326)	0
Foreign exchange difference	60	(88)	85
Goodwill, Ending Balance	¥ 532,130	¥ 543,655	¥ 444,933